Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Redemption of unsecured corporate bonds	¥ 203,000,000	¥ 248,000,000	¥ 74,989,000,000
Interest costs related to short-term borrowings and long-term debt	2,681,000,000	2,790,000,000	¥ 3,096,000,000
Unsecured Corporate Bonds
Debt Instrument [Line Items]
Redemption of unsecured corporate bonds	¥ 0	¥ 0